Derivative Liabilities (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative liabilities [Roll Forward]
Balance Beginning of period		$ 24,083,313	$ 24,157,837	$ 5,140,758
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability				(189,613)
Extinguishment of Derivative Liability-Conversion of Interest to Shares				(209,604)
Fair value mark to market adjustment - stock options		1,761,071	(268,098)	134,162
Fair value at the commitment date for options granted		778,902	4,625,002
Fair value mark to market adjustment - convertible debt		8,482,239	42,664,939	18,835,664
Fair value mark to market adjustment - warrants		2,771,860	(1,972,844)	446,471
Fair value at commitment date for warrants issued		1,480,126	5,053,387
Debt settlement on the derivative liability associated with interest			3,204,363
Reclassification of derivative liability to Additional Paid-in-Capital due to share reservation		(7,061,433)	(50,431,559)
Gain on Settlement of Debt	$ (630,000)	(1,260,000)	(41,129,336)
Balance at end of period	$ 32,296,078	$ 32,296,078	$ 24,083,313	$ 24,157,837